Annual Notice of Securities Sold Pursuant to Rule 24F-2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

Forward Funds

101 California Street, 16th Floor

San Francisco, CA 94111

2.   The name of each series or class of securities for         which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund Forward Large Cap Dividend Fund

Forward Large Cap Value Fund

Forward Mortgage Securities Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

3.   Investment Company Act File Number: 811-06722

     Securities Act File Number: 033-48940

4(a)

Last day of fiscal year for which this Form is filed:

December 31, 2011

4(b) ¨  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

              (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) ¨  Check box if this is the last time the issuer will be filing this Form.

5.

Calculation of registration fee:

(i)

Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):

$3,692,900,305

(ii)

Aggregate price of securities
redeemed or repurchased during the
fiscal year:

$4,199,193,738

(iii)

Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October
11, 1995 that were not previously used
to reduce registration fees payable
to the Commission:

  $154,821,582

(iv)

Total available redemption credits
[add Items 5(ii) and 5(iii):

$4,354,015,320

(v)

Net sales -- if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:

            $0

(vi)

Redemption credits available for use
in future years - if Item 5(i) is less
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:

  $661,115,015

(vii)

Multiplier for determining registration
fee (See Instruction C.9):

    0.01146%

(viii)

Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter “0” if no
fee is due):

            $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $ 0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $ 0

7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

                                                                 $            0

8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$            0

9.   Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

CIK Number designated to receive payment:

 Method of Delivery:

                           ¨ Wire Transfer

                           ¨ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Barbara Tolle

                           Barbara Tolle, Treasurer

Date 03/22/12

*  Please print the name and title of the signing officer below the signature.